GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 4,453
Goodwill ending balance	5,252
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	3,605
Acquisitions through business combinations, intangible assets and goodwill	398
Foreign exchange differences and other movements	263
Goodwill ending balance	4,266
Goodwill | North America
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,501
Acquisitions through business combinations, intangible assets and goodwill	97
Foreign exchange differences and other movements	38
Goodwill ending balance	1,636
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,062
Acquisitions through business combinations, intangible assets and goodwill	301
Foreign exchange differences and other movements	117
Goodwill ending balance	1,480
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	488
Acquisitions through business combinations, intangible assets and goodwill	0
Foreign exchange differences and other movements	56
Goodwill ending balance	544
Goodwill | Sustainable Solutions
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	178
Acquisitions through business combinations, intangible assets and goodwill	0
Foreign exchange differences and other movements	55
Goodwill ending balance	233
Goodwill | Others
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	376
Acquisitions through business combinations, intangible assets and goodwill	0
Foreign exchange differences and other movements	(3)
Goodwill ending balance	$ 373